UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND (FORMERLY WHG LARGECAP VALUE FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.6%
	Shares	Value
CONSUMER DISCRETIONARY — 10.4%
Comcast, Cl A	167,000	$4,440,530
General Motors *	184,700	4,436,494
Time Warner	115,400	4,276,724
Wal-Mart Stores	71,300	4,374,968
Walt Disney	110,600	4,302,340

		21,831,056

CONSUMER STAPLES — 8.2%
CVS Caremark	100,300	4,187,525
PepsiCo	66,500	4,367,055
Philip Morris International	58,100	4,344,137
Walgreen	127,800	4,263,408

		17,162,125

ENERGY — 14.5%
Anadarko Petroleum	55,100	4,447,672
Apache	44,600	4,410,048
Chevron	39,700	4,092,276
Consol Energy	105,000	3,752,700
EQT	86,400	4,364,928
Exxon Mobil	4,100	343,334
Marathon Oil	141,700	4,447,963
Occidental Petroleum	44,400	4,429,788

		30,288,709

FINANCIAL SERVICES — 19.1%
ACE	60,800	4,231,680
AFLAC	96,500	4,654,195
Ameriprise Financial	78,600	4,209,030
Bank of America	642,900	4,583,877
CIT Group *	124,900	4,763,686
Franklin Resources	23,600	2,503,960
JPMorgan Chase	112,300	4,188,790
MetLife	127,600	4,508,108
Travelers	38,300	2,232,890
Wells Fargo	142,700	4,168,267

		40,044,483

HEALTH CARE — 17.4%
Abbott Laboratories	70,500	3,817,575
Baxter International	38,900	2,158,172
Covidien	128,700	6,628,050
Johnson & Johnson	82,600	5,444,166
Merck	114,400	4,376,944
Pfizer	250,800	5,367,120
St. Jude Medical	101,500	4,233,565
Teva Pharmaceutical Industries ADR	97,800	4,413,714

		36,439,306

MATERIALS & PROCESSING — 2.0%
Dow Chemical	126,000	4,222,260

PRODUCER DURABLES - 10.0%
Boeing	57,600	4,272,768
Deere	24,800	2,136,520
General Dynamics	30,400	2,102,464
Honeywell International	74,600	4,329,784
Union Pacific	40,400	4,618,124
Xylem	134,700	3,490,077

		20,949,737

TECHNOLOGY — 10.8%
Dell *	263,300	4,536,659
Intel	170,000	4,491,400
Microsoft	233,500	6,895,255
Oracle	159,600	4,500,720
TE Connectivity	64,000	2,182,400

		22,606,434

UTILITIES — 7.2%
American Electric Power	103,200	4,082,592
AT&T	216,400	6,364,324
Sempra Energy	79,600	4,529,240

		14,976,156

Total Common Stock (Cost $173,729,096)		208,520,266

SHORT-TERM INVESTMENT — 1.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $2,340,043)	2,340,043	2,340,043

Total Investments — 100.7% (Cost $176,069,139)†		$210,860,309

Percentages are based upon Net Assets of $209,406,395.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $176,069,139, and the unrealized appreciation and depreciation were $40,751,935 and $(5,960,765), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND (FORMERLY WHG LARGECAP VALUE FUND) JANUARY 31, 2012 (Unaudited)

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-007-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND (FORMERLY WHG SMIDCAP FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.2%
	Shares	Value
CONSUMER DISCRETIONARY — 14.1%
BorgWarner *	111,400	$8,313,782
Brinker International	298,162	7,707,488
Kirkland’s *	140,549	2,104,019
Lear	180,076	7,545,184
PetSmart	87,400	4,651,428
Signet Jewelers	191,457	8,726,610
Tupperware Brands	146,500	9,206,060
Universal Technical Institute *	222,754	3,107,418
Visteon *	174,962	8,398,176
WMS Industries *	2,810	61,511

		59,821,676

CONSUMER STAPLES — 4.6%
Dr. Pepper Snapple Group	127,155	4,936,157
JM Smucker	131,451	10,355,710
Molson Coors Brewing, Cl B	98,900	4,241,821

		19,533,688

ENERGY — 7.8%
Approach Resources *	132,515	4,655,252
Cabot Oil & Gas	103,662	3,306,818
Chesapeake Midstream Partners LP (A)	135,587	3,944,226
Cloud Peak Energy *	235,531	4,463,312
Plains Exploration & Production *	208,500	7,864,620
Swift Energy *	273,474	9,065,663

		33,299,891

FINANCIAL SERVICES — 20.4%
Aspen Insurance Holdings	330,425	8,776,088
Axis Capital Holdings	267,926	8,246,762
BankUnited	347,790	7,967,869
BBCN Bancorp *	303,975	3,076,227
East West Bancorp	465,994	10,233,228
First Financial Bancorp	520,510	9,046,464
First Niagara Financial Group	458,645	4,389,232
HCC Insurance Holdings	275,400	7,645,104
Lazard, Cl A	306,471	8,801,847
Safety Insurance Group	91,338	3,827,976
SVB Financial Group *	76,836	4,459,562
Willis Group Holdings	115,079	4,473,121
Wintrust Financial	177,322	5,434,919

		86,378,399

HEALTH CARE — 6.8%
CareFusion *	369,930	8,859,823
DENTSPLY International	111,786	4,218,804
Hologic *	626,944	12,783,388
Orthofix International NV *	76,932	3,088,820

		28,950,835

MATERIALS & PROCESSING — 12.0%
Albemarle	80,596	5,183,129
Aptargroup	154,906	8,120,172
Cabot Microelectronics *	84,660	4,268,557
Eastman Chemical	96,298	4,845,716
Kraton Performance Polymers *	303,003	8,617,405
Packaging Corp of America	297,340	8,367,148
Timken	236,857	11,565,727

		50,967,854

PRODUCER DURABLES — 12.1%
AGCO *	98,777	5,030,713
BE Aerospace *	115,326	4,866,757
Foster Wheeler *	383,919	8,622,821
Gardner Denver	63,130	4,709,498
Harsco	416,928	9,268,309
Hubbell, Cl B	119,182	8,576,337
Navistar International *	204,132	8,836,874
TMS International, Cl A *	132,900	1,411,398

		51,322,707

REAL ESTATE INVESTMENT TRUSTS — 4.5%
DiamondRock Hospitality	524,610	5,529,389
Digital Realty Trust	131,050	9,286,203
Washington Real Estate Investment Trust	138,579	4,129,654

		18,945,246

TECHNOLOGY — 11.1%
Global Payments	218,064	10,907,561
j2 Global	142,287	3,836,058
Jack Henry & Associates	249,497	8,532,797
KLA-Tencor	89,200	4,560,796
Tellabs	2,294,807	8,720,267
Western Digital *	286,900	10,428,815

		46,986,294

UTILITIES — 3.8%
CMS Energy	368,100	8,035,623
Wisconsin Energy	234,400	7,969,600

		16,005,223

Total Common Stock (Cost $363,069,392)		412,211,813

SHORT-TERM INVESTMENT — 2.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $8,909,804)	8,909,804	8,909,804

Total Investments — 99.3% (Cost $371,979,196)†		$421,121,617

Percentages are based upon Net Assets of $424,147,650.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND (FORMERLY WHG SMIDCAP FUND) JANUARY 31, 2012 (Unaudited)

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At January 31, 2012, these securities amounted to $3,944,226 or 0.9% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

Cl — Class

LP — Limited Partnership

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $371,979,196, and the unrealized appreciation and depreciation were $75,526,446 and $(26,384,025), respectively.

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-006-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND (FORMERLY WHG SMIDCAP PLUS FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.1%
	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
BorgWarner *	5,200	$388,076
Brinker International	11,600	299,860
Lear	8,100	339,390
PetSmart	6,400	340,608
Signet Jewelers	7,100	323,618
Tupperware Brands	5,900	370,756
Visteon *	8,000	384,000

		2,446,308

CONSUMER STAPLES — 6.1%
Dr. Pepper Snapple Group	8,600	333,852
JM Smucker	5,300	417,534
Molson Coors Brewing, Cl B	7,600	325,964

		1,077,350

ENERGY — 5.3%
Cabot Oil & Gas	4,200	133,980
Chesapeake Midstream Partners LP (A)	5,500	159,995
Consol Energy	4,400	157,256
Plains Exploration & Production *	8,800	331,936
Rowan *	4,200	142,842

		926,009

FINANCIAL SERVICES — 16.0%
Aspen Insurance Holdings	6,200	164,672
Axis Capital Holdings	10,600	326,268
BankUnited	14,300	327,613
East West Bancorp	19,300	423,828
First Niagara Financial Group	18,500	177,045
HCC Insurance Holdings	12,000	333,120
Invesco	15,900	358,863
Lazard, Cl A	12,100	347,512
SVB Financial Group *	3,200	185,728
Willis Group Holdings	4,300	167,141

		2,811,790

HEALTH CARE — 9.0%
Boston Scientific *	31,000	184,760
CareFusion *	17,800	426,310
DENTSPLY International	4,700	177,378
Hologic *	22,400	456,736
Laboratory Corp of America Holdings *	3,800	347,282

		1,592,466

MATERIALS & PROCESSING — 11.7%
Airgas	2,100	165,753
Albemarle	2,800	180,068
Aptargroup	6,400	335,488
Eastman Chemical	3,700	186,184
Packaging Corp of America	12,700	357,378
Republic Services, Cl A	12,000	351,360
Timken	10,100	493,183

		2,069,414

PRODUCER DURABLES — 12.2%
AGCO *	3,700	188,441
BE Aerospace *	8,100	341,820
Foster Wheeler *	17,500	393,050
Gardner Denver	2,000	149,200
Harsco	16,800	373,464
Hubbell, Cl B	4,800	345,408
Navistar International *	8,500	367,965

		2,159,348

REAL ESTATE INVESTMENT TRUSTS — 6.0%
Alexandria Real Estate Equities	4,800	347,568
Digital Realty Trust	5,000	354,300
Liberty Property Trust	5,200	173,108
Washington Real Estate Investment Trust	6,000	178,800

		1,053,776

TECHNOLOGY — 10.1%
Amphenol, Cl A	3,500	190,505
CA	8,000	206,240
Global Payments	8,700	435,174
Jack Henry & Associates	10,100	345,420
KLA-Tencor	3,400	173,842
Western Digital *	11,700	425,295

		1,776,476

UTILITIES — 2.8%
CMS Energy	15,300	333,999
Wisconsin Energy	4,800	163,200

		497,199

Total Common Stock (Cost $16,090,524)		16,410,136

SHORT-TERM INVESTMENT — 6.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $1,110,303)	1,110,303	1,110,303

Total Investments — 99.4% (Cost $17,200,827)†		$17,520,439

Percentages are based upon Net Assets of $17,620,312.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At January 31, 2012, these securities amounted to $159,995 or 0.9% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

Cl — Class

LP — Limited Partnership

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND (FORMERLY WHG SMIDCAP PLUS FUND) JANUARY 31, 2012 (Unaudited)

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $17,200,827, and the unrealized appreciation and depreciation were $1,110,040 and $(790,428), respectively.

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

WHG-QH-011-0200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND (FORMERLY WHG SMALLCAP VALUE FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.6%
	Shares	Value
CONSUMER DISCRETIONARY — 11.1%
Brinker International	11,100	$286,935
Kirkland’s *	44,108	660,297
Rent-A-Center, Cl A	15,000	507,300
Saks *	57,400	572,852
Warnaco Group *	10,500	611,625
Wolverine World Wide	15,300	598,077

		3,237,086

CONSUMER STAPLES — 2.1%
J&J Snack Foods	12,029	613,840

ENERGY — 9.9%
Approach Resources *	9,400	330,222
Basic Energy Services *	14,100	253,941
Bonanza Creek Energy *	20,651	337,024
Cloud Peak Energy *	27,500	521,125
Gastar Exploration *	85,500	256,500
Kodiak Oil & Gas *	31,200	282,984
Matrix Service *	53,735	625,476
Pioneer Drilling *	32,600	290,792

		2,898,064

FINANCIAL SERVICES — 24.1%
AMERISAFE *	23,600	580,088
Bancfirst	7,600	305,216
BBCN Bancorp *	46,893	474,557
Calamos Asset Management, Cl A	43,400	542,066
Chemical Financial	26,750	605,353
Columbia Banking System	29,200	613,200
Employers Holdings	15,600	280,176
First Citizens BancShares, Cl A	3,200	564,544
First Financial Bancorp	33,800	587,444
Knight Capital Group, Cl A *	44,100	572,859
Safety Insurance Group	13,819	579,154
SVB Financial Group *	12,200	708,088
Wintrust Financial	20,000	613,000

		7,025,745

HEALTH CARE — 4.1%
Natus Medical *	52,454	593,254
Orthofix International NV *	14,719	590,968

		1,184,222

MATERIALS & PROCESSING — 3.6%
Kaydon	17,200	586,864
Kraton Performance Polymers *	16,191	460,472

		1,047,336

PRODUCER DURABLES — 20.0%
AO Smith	14,150	601,092
EnerSys *	20,100	582,498
Exelis	31,300	312,687
Genesee & Wyoming, Cl A *	4,700	291,870
Harsco	25,620	569,532
Hurco *	13,440	316,781
Landstar System	11,700	598,455
Layne Christensen *	23,900	555,197
Moog, Cl A *	13,100	558,322
Quanex Building Products	16,600	272,738
Saia *	40,800	614,448
TAL International Group	17,200	572,932

		5,846,552

REAL ESTATE INVESTMENT TRUSTS — 10.1%
Coresite Realty	30,880	619,144
DCT Industrial Trust	103,400	570,768
DiamondRock Hospitality	54,900	578,646
Healthcare Realty Trust	15,411	324,710
Potlatch	18,200	555,464
Washington Real Estate Investment Trust	10,200	303,960

		2,952,692

TECHNOLOGY — 8.8%
Heartland Payment Systems	22,859	548,616
j2 Global	20,600	555,376
Pervasive Software *	45,300	260,928
SYNNEX *	16,408	593,641
Tellabs	70,900	269,420
Veeco Instruments *	14,100	344,181

		2,572,162

UTILITIES — 5.8%
Avista	11,100	281,274
Cleco	7,500	298,200
NorthWestern	16,000	562,240
Portland General Electric	22,300	556,162

		1,697,876

Total Common Stock (Cost $25,986,597)		29,075,575

SHORT-TERM INVESTMENT — 0.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $92,461)	92,461	92,461

Total Investments — 99.9% (Cost $26,079,058)†		$29,168,036

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND (FORMERLY WHG SMALLCAP VALUE FUND) JANUARY 31, 2012 (Unaudited)

Percentages are based upon Net Assets of $29,206,405.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.

Cl — Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $26,079,058, and the unrealized appreciation and depreciation were $4,266,201 and $(1,177,223), respectively.

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-009-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND (FORMERLY WHG INCOME OPPORTUNITY FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 50.6%
	Shares	Value

CONSUMER DISCRETIONARY — 2.1%
Time Warner	183,600	$6,804,216
Wal-Mart Stores	98,600	6,050,096

		12,854,312

CONSUMER STAPLES — 4.2%
General Mills	327,498	13,044,246
PepsiCo	97,900	6,429,093
Philip Morris International	80,500	6,018,985

		25,492,324

ENERGY — 15.6%
Chesapeake Midstream Partners LP (A)	238,755	6,945,383
Chevron	112,500	11,596,500
Eagle Rock Energy Partners LP (A)	583,510	6,494,466
El Paso Pipeline Partners LP (A)	312,300	10,971,099
Energy Transfer Equity LP (A)	167,455	7,158,701
Enterprise Products Partners LP (A)	272,941	13,183,050
Exxon Mobil	156,700	13,122,058
Magellan Midstream Partners (A)	140,000	9,391,200
Oiltanking Partners (A)	146,222	4,249,212
Plains All American Pipeline LP (A)	150,300	11,723,400

		94,835,069

FINANCIAL SERVICES — 1.1%
Travelers	115,300	6,721,990

HEALTH CARE — 5.1%
Abbott Laboratories	232,100	12,568,215
Bristol-Myers Squibb	169,600	5,467,904
Johnson & Johnson	198,900	13,109,499

		31,145,618

MATERIALS & PROCESSING — 2.3%
EI Du Pont de Nemours	279,200	14,208,488

PRODUCER DURABLES — 3.9%
Automatic Data Processing	121,000	6,628,380
Boeing	90,200	6,691,036
Raytheon	214,243	10,281,522

		23,600,938

REAL ESTATE INVESTMENT TRUSTS — 6.7%
Alexandria Real Estate Equities	92,524	6,699,663
Digital Realty Trust	181,200	12,839,832
Mack-Cali Realty	249,700	7,181,372
Rayonier	153,350	7,012,695
Washington Real Estate Investment Trust	233,800	6,967,240

		40,700,802

	Shares/Face Amount	Value
TECHNOLOGY — 3.6%
Microchip Technology	180,500	$6,662,255
Microsoft	511,500	15,104,595

		21,766,850

UTILITIES — 6.0%
American Electric Power	141,200	5,585,872
AT&T	216,200	6,358,442
Nextera Energy	111,500	6,673,275
Southern	126,300	5,754,228
Vodafone Group ADR	232,500	6,298,425
Xcel Energy	219,900	5,849,340

		36,519,582

Total Common Stock (Cost $268,437,340)		307,845,973

PREFERRED STOCK — 16.2%
CONSUMER DISCRETIONARY — 2.8%
Comcast, Ser B, 7.000%	445,854	11,342,526
General Motors, Ser B, 4.750%	144,000	5,768,640

		17,111,166

FINANCIAL SERVICES — 8.5%
Bank of America, Ser D, 6.204%	647,610	14,344,562
Citigroup, 7.500%	130,984	12,136,977
Hartford Financial Services Group, Ser F, 7.250%	245,700	5,066,334
JPMorgan Chase Capital XXVIII, 7.200%	528,100	13,624,980
MetLife, 5.000%	99,300	6,803,043

		51,975,896

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Public Storage, Ser M, 6.625%	495,592	12,563,257

UTILITIES — 2.8%
Dominion Resources, Ser A, 8.375%	230,383	6,727,184
Nextera Energy Capital, Ser E, 7.450%	178,599	4,766,807
PPL, 8.750%	108,600	5,708,016

		17,202,007

Total Preferred Stock (Cost $102,113,281)		98,852,326

CORPORATE OBLIGATIONS — 7.7%
CONSUMER STAPLES — 0.2%
Philip Morris International 6.875%, 03/17/14	$1,100,000	1,244,127

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND (FORMERLY WHG INCOME OPPORTUNITY FUND) JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 0.9%
Anadarko Petroleum
5.950%, 09/15/16	$2,750,000	$3,157,154
BHP Billiton Finance USA
5.500%, 04/01/14	1,250,000	1,380,194
Marathon Oil
5.900%, 03/15/18	1,000,000	1,184,790
Total Capital
3.000%, 06/24/15	3,825,000	4,079,726

		9,801,864

FINANCIAL SERVICES — 2.7%
Bank of America MTN
5.650%, 05/01/18	1,550,000	1,585,735
Barclays Bank , Ser 1
5.000%, 09/22/16	4,350,000	4,671,978
Citigroup
6.375%, 08/12/14	2,250,000	2,435,655
JPMorgan Chase
6.300%, 04/23/19	3,500,000	4,044,530

		12,737,898

PRODUCER DURABLES — 0.8%
Boeing
6.000%, 03/15/19	2,000,000	2,497,470
CSX
6.250%, 04/01/15	2,000,000	2,315,848

		4,813,318

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Vornado Realty
4.250%, 04/01/15	2,750,000	2,871,610

TECHNOLOGY — 1.8%
Arrow Electronics
6.000%, 04/01/20	2,500,000	2,726,142
Hewlett-Packard
1.550%, 05/30/14	3,000,000	2,995,956
Koninklijke Philips Electronics
4.625%, 03/11/13	3,200,000	3,335,555
Oracle
4.950%, 04/15/13	1,700,000	1,789,983

		10,847,636

UTILITIES — 0.8%
AT&T
6.700%, 11/15/13	1,100,000	1,213,240
Sempra Energy
2.000%, 03/15/14	3,500,000	3,560,613

		4,773,853

Total Corporate Obligations (Cost $44,315,310)		47,090,306

U.S. TREASURY OBLIGATIONS — 4.0%
	Face Amount/ Shares	Value
U.S. Treasury Bond
3.375%, 11/15/19	$4,250,000	$4,876,875

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	1,960,385	2,305,597
1.375%, 07/15/18	6,347,116	7,334,390
1.375%, 01/15/20	4,969,308	5,781,481

		15,421,468

U.S. Treasury Notes
3.375%, 11/30/12	1,500,000	1,540,254
3.250%, 05/31/16	2,250,000	2,508,926

		4,049,180

Total U.S. Treasury Obligations (Cost $21,694,454)		24,347,523

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FHLMC
5.500%, 07/18/16	2,250,000	2,692,582
3.750%, 03/27/19	8,000,000	9,185,816
2.125%, 03/23/12	2,700,000	2,707,854

		14,586,252

FNMA
5.375%, 06/12/17	2,750,000	3,349,904
2.625%, 11/20/14	5,000,000	5,291,530

		8,641,434

Total U.S. Government Agency Obligations (Cost $21,677,827)		23,227,686

SHORT-TERM INVESTMENT — 16.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $100,110,196)	100,110,196	100,110,196

Total Investments — 98.8% (Cost $558,348,408)†		$601,474,010

Percentages are based upon Net Assets of $608,914,411.

(A)	Securities considered Master Limited Partnership. At January 31, 2012, these securities amounted to $70,116,511 or 11.5% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $558,348,408, and the unrealized appreciation and depreciation were $50,614,643 and $(7,489,041), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND (FORMERLY WHG INCOME OPPORTUNITY FUND) JANUARY 31, 2012 (Unaudited)

The following is a summary of the inputs used as of January 31, 2012 when valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$307,845,973	$—	$—	$307,845,973
Preferred Stock	98,852,326	—	—	98,852,326
Corporate Obligations	—	47,090,306	—	47,090,306
U.S. Treasury Obligations	—	24,347,523	—	24,347,523
U.S. Government Agency Obligations	—	23,227,686	—	23,227,686
Short-Term Investment	100,110,196	—	—	100,110,196

Total Investments in Securities	$506,808,495	$94,665,515	$—	$601,474,010

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-005-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD BALANCED FUND (FORMERLY WHG BALANCED FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 61.4%
	Shares	Value
CONSUMER DISCRETIONARY — 6.9%
Comcast, Cl A	5,800	$154,222
General Motors *	5,500	132,110
Time Warner	3,900	144,534
Wal-Mart Stores	2,400	147,264
Walt Disney	3,700	143,930

		722,060

CONSUMER STAPLES — 5.0%
CVS Caremark	3,400	141,950
PepsiCo	1,900	124,773
Philip Morris International	1,800	134,586
Walgreen	3,600	120,096

		521,405

ENERGY — 8.5%
Anadarko Petroleum	1,600	129,152
Apache	1,300	128,544
Chevron	1,300	134,004
Consol Energy	3,000	107,220
EQT	2,400	121,248
Exxon Mobil	100	8,374
Marathon Oil	4,100	128,699
Occidental Petroleum	1,300	129,701

		886,942

FINANCIAL SERVICES — 12.0%
ACE	2,000	139,200
AFLAC	2,700	130,221
Ameriprise Financial	2,400	128,520
Bank of America	19,800	141,174
CIT Group *	3,800	144,932
Franklin Resources	800	84,880
JPMorgan Chase	3,500	130,550
MetLife	4,200	148,386
Travelers	1,200	69,960
Wells Fargo	4,700	137,287

		1,255,110

HEALTH CARE — 10.5%
Abbott Laboratories	2,100	113,715
Baxter International	1,100	61,028
Covidien	3,800	195,700
Johnson & Johnson	2,500	164,775
Merck	3,200	122,432
Pfizer	7,400	158,360
St. Jude Medical	3,400	141,814
Teva Pharmaceutical Industries ADR	3,200	144,416

		1,102,240

MATERIALS & PROCESSING — 1.4%
Dow Chemical	4,500	150,795

	Shares/Face Amount	Value
PRODUCER DURABLES — 6.4%
Boeing	2,000	$148,360
Deere	800	68,920
General Dynamics	1,000	69,160
Honeywell International	2,700	156,708
Union Pacific	1,100	125,741
Xylem	4,000	103,640

		672,529

TECHNOLOGY — 6.6%
Dell *	8,000	137,840
Intel	5,100	134,742
Microsoft	7,200	212,616
Oracle	4,800	135,360
TE Connectivity	2,000	68,200

		688,758

UTILITIES — 4.1%
American Electric Power	3,100	122,636
AT&T	5,900	173,519
Sempra Energy	2,300	130,870

		427,025

Total Common Stock (Cost $5,373,463)		6,426,864

CORPORATE OBLIGATIONS — 13.9%
ENERGY — 4.1%
Apache 5.250%, 04/15/13	$75,000	79,285
BHP Billiton Finance USA 5.500%, 04/01/14	75,000	82,812
General Electric 5.000%, 02/01/13	75,000	78,239
Marathon Oil 5.900%, 03/15/18	75,000	88,859
XTO Energy 6.500%, 12/15/18	75,000	97,722

		426,917

FINANCIAL SERVICES — 4.2%
Ace INA Holdings 5.600%, 05/15/15	100,000	113,195
Barclays Bank, Ser 1 5.000%, 09/22/16	50,000	53,701
Berkshire Hathaway 5.125%, 09/15/12	75,000	77,175
Citigroup MTN 5.500%, 10/15/14	75,000	80,696
JPMorgan Chase 6.300%, 04/23/19	100,000	115,558

		440,325

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD BALANCED FUND (FORMERLY WHG BALANCED FUND) JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — 0.8%
Burlington Northern Santa Fe 5.650%, 05/01/17	$75,000	$87,784

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Vornado Realty 4.250%, 04/01/15	50,000	52,211

TECHNOLOGY — 1.8%
Koninklijke Philips Electronics 4.625%, 03/11/13	75,000	78,177
Oracle 4.950%, 04/15/13	100,000	105,293

		183,470

UTILITIES — 2.5%
AT&T 6.700%, 11/15/13	50,000	55,147
Sempra Energy 2.000%, 03/15/14	75,000	76,299
Southern 4.150%, 05/15/14	50,000	53,642
Vodafone Group 4.150%, 06/10/14	75,000	80,354

		265,442

Total Corporate Obligations (Cost $1,350,047)		1,456,149

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bill 0.133%, 04/05/12(A)	125,000	124,990

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	84,017	98,811
2.125%, 01/15/19	79,028	95,728
1.375%, 07/15/18	104,911	121,230
1.375%, 01/15/20	104,617	121,715

		437,484

U.S. Treasury Notes
5.125%, 05/15/16	105,000	125,352
3.625%, 08/15/19	100,000	116,555
3.375%, 11/30/12	125,000	128,354
0.750%, 08/15/13	100,000	100,844
0.625%, 07/31/12	100,000	100,262

		571,367

Total U.S. Treasury Obligations (Cost $1,034,236)		1,133,841

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
FHLMC
5.250%, 04/18/16	100,000	118,184
5.125%, 07/15/12	100,000	102,331
3.750%, 03/27/19	150,000	172,234
2.125%, 03/23/12	100,000	100,291

		493,040

	Face Amount/Shares	Value
FNMA
5.375%, 06/12/17	$100,000	$121,815
5.000%, 04/15/15	60,000	68,416
4.375%, 09/15/12	275,000	284,733
2.625%, 11/20/14	100,000	105,831

		580,795

Total U.S. Government Agency Obligations (Cost $1,010,261)		1,073,835

SHORT-TERM INVESTMENT — 3.0%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $318,811)	318,811	318,811

Total Investments — 99.4% (Cost $9,086,818)†		$10,409,500

Percentages are based upon Net Assets of $10,468,006.

*	Non-income producing security.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $9,086,818, and the unrealized appreciation and depreciation were $1,514,215 and $(191,533), respectively.

The following is a summary of the inputs used as of January 31, 2012 when valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$6,426,864	$—	$—	$6,426,864
Corporate Obligations	—	1,456,149	—	1,456,149
U.S. Treasury Obligations	—	1,133,841	—	1,133,841
U.S. Government Agency Obligations	—	1,073,835	—	1,073,835
Short-Term Investment	318,811	—	—	318,811

Total Investments in Securities	$6,745,675	$3,663,825	$—	$10,409,500

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-008-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND (FORMERLY WHG DIVIDEND GROWTH FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.8%
	Shares	Value

CONSUMER DISCRETIONARY — 7.4%
Darden Restaurants	42,800	$1,963,236
Lowe’s	80,500	2,159,815
Wal-Mart Stores	30,000	1,840,800

		5,963,851

CONSUMER STAPLES — 10.1%
Colgate-Palmolive	7,300	662,256
McCormick	14,600	737,884
PepsiCo	36,300	2,383,821
Procter & Gamble	33,000	2,080,320
Unilever, Cl NY Shares	21,100	703,685
Walgreen	48,200	1,607,952

		8,175,918

ENERGY — 11.6%
Chevron	22,400	2,308,992
ConocoPhillips	33,700	2,298,677
Exxon Mobil	27,700	2,319,598
Occidental Petroleum	24,050	2,399,469

		9,326,736

FINANCIAL SERVICES — 18.6%
ACE	33,700	2,345,520
AFLAC	27,200	1,311,856
Endurance Specialty Holdings	30,000	1,122,000
Franklin Resources	15,600	1,655,160
MetLife	46,000	1,625,180
T. Rowe Price Group	38,950	2,252,868
US Bancorp	81,600	2,302,752
Wells Fargo	80,100	2,339,721

		14,955,057

HEALTH CARE — 12.1%
Abbott Laboratories	42,500	2,301,375
Becton Dickinson	24,000	1,881,840
Johnson & Johnson	36,550	2,409,011
Pfizer	90,650	1,939,910
UnitedHealth Group	22,684	1,174,804

		9,706,940

MATERIALS & PROCESSING — 9.1%
Compass Minerals International	21,250	1,552,737
Ecolab	29,300	1,770,892
Freeport-McMoRan Copper & Gold	48,900	2,259,669
Republic Services, Cl A	59,900	1,753,872

		7,337,170

PRODUCER DURABLES — 11.9%
Boeing	20,500	1,520,690
Emerson Electric	48,950	2,515,051
Parker Hannifin	21,600	1,742,688
Union Pacific	17,800	2,034,718
United Technologies	22,900	1,794,215

		9,607,362

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Digital Realty Trust	23,700	1,679,382

TECHNOLOGY — 9.9%
Cisco Systems	63,300	1,242,579
Intel	90,700	2,396,294
International Business Machines	9,900	1,906,740
Microsoft	82,900	2,448,037

		7,993,650

UTILITIES — 6.0%
CenturyLink	64,400	2,384,732
Vodafone Group ADR	89,200	2,416,428

		4,801,160

Total Common Stock (Cost $71,266,593)		79,547,226

SHORT-TERM INVESTMENT — 1.1%
Federated Prime Money Market Obligations Fund, 0.210% (A) (Cost $844,880)	844,880	844,880

Total Investments — 99.9% (Cost $72,111,473)†		$80,392,106

Percentages are based upon Net Assets of $80,510,603.

(A)	The rate shown is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

NY — New York

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $72,111,473, and the unrealized appreciation and depreciation were $8,765,965 and $(485,332), respectively.

As of January 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

WHG-QH-010-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND (FORMERLY WHG SHORT DURATION HIGH YIELD FUND) JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 60.0%
	Face Amount	Value
CONSUMER DISCRETIONARY — 16.2%
ACCO Brands 7.625%, 08/15/15	$55,000	$56,381
AMC Entertainment 8.000%, 03/01/14	60,000	59,850
ARAMARK Holdings 8.625%, 05/01/16(A)	65,000	66,788
Avis Budget Car Rental 7.750%, 05/15/16	50,000	51,687
CCO Holdings 7.875%, 04/30/18	55,000	59,675
Cinemark USA 8.625%, 06/15/19	50,000	55,000
Clear Channel Communications 5.750%, 01/15/13	55,000	53,900
Corrections Corp of America 7.750%, 06/01/17	40,000	43,425
Delta Air Lines 9.500%, 09/15/14(A)	45,000	47,925
Deluxe 7.375%, 06/01/15	40,000	41,100
DISH DBS 7.125%, 02/01/16	45,000	49,387
Gannett 9.375%, 11/15/17	40,000	44,100
Goodyear Tire & Rubber 10.500%, 05/15/16	30,000	32,850
GWR Operating Partnership 10.875%, 04/01/17	30,000	32,925
Harrahs 5.375%, 12/15/13	30,000	25,875
KAR Auction Services 4.429%, 08/01/08(B)	55,000	54,794
Lamar Media 9.750%, 04/01/14	40,000	45,400
Las Vegas Sands 6.375%, 02/15/15	40,000	40,300
Mediacom Broadcom 8.500%, 10/15/15	52,000	53,625
MGM Resorts International 6.750%, 04/01/13	40,000	40,800
MGM Resorts International 5.875%, 02/27/14	15,000	14,925
NCL 11.750%, 11/15/16	40,000	46,600
Nielsen Finance 11.625%, 02/01/14	40,000	46,000
Peninsula Gaming 8.375%, 08/15/15	45,000	47,812
Royal Caribbean Cruises 11.875%, 07/15/15	50,000	59,875
RSC Equipment Rental 9.500%, 12/01/14	40,000	41,200
Scientific Games International 7.875%, 06/15/16	65,000	67,194
ServiceMaster 10.750%, 07/15/15(A)	50,000	52,250
Ticketmaster Entertainment 10.750%, 08/01/16	55,000	59,056
Toys R Us Property 10.750%, 07/15/17	50,000	55,625
United Rentals North America 10.875%, 06/15/16	75,000	85,875
WMG 9.500%, 06/15/16	50,000	54,375

		1,586,574

CONSUMER STAPLES — 7.2%
Dollar General 11.875%, 07/15/17	40,000	44,150
Hanesbrands 8.000%, 12/15/16	45,000	49,612
Jarden 8.000%, 05/01/16	40,000	43,500
JBS USA 11.625%, 05/01/14	40,000	45,950
Levi Strauss 8.875%, 04/01/16	60,000	62,325
Michael Stores 13.000%, 11/01/16(C)	45,000	48,033
Neiman Marcus Group 10.375%, 10/15/15	40,000	41,550
New Albertsons 7.250%, 05/01/13	80,000	83,500
PEP Boys 7.500%, 12/15/14	40,000	40,650
Pinnacle Foods 9.250%, 04/01/15	30,000	30,900
Reynolds Group Issuer 7.750%, 10/15/16(A)	60,000	63,900
Rite Aid 6.875%, 08/15/13	75,000	75,000
Stater Brothers Holdings 7.750%, 04/15/15	28,000	28,735
Yankee Candle 8.500%, 02/15/15	40,000	40,850

		698,655

ENERGY — 3.9%
Bill Barrett 9.875%, 07/15/16	30,000	32,850
Chesapeake Energy 9.500%, 02/15/15	45,000	50,625
Encore Acquisition 9.500%, 05/01/16	70,000	78,488

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND (FORMERLY WHG SHORT DURATION HIGH YIELD FUND) JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
Forest Oil 7.250%, 06/15/19	$20,000	$20,000
Forest Oil 8.500%, 02/15/14	20,000	21,800
Hornbeck Offshore Services 6.125%, 12/01/14	45,000	45,056
Newfield Exploration 6.625%, 04/15/16	50,000	51,375
Quicksilver Resources 7.750%, 08/01/15	40,000	39,550
Tesoro 6.625%, 11/01/15	40,000	40,900

		380,644

FINANCIAL SERVICES — 2.0%
Ally Financial 8.300%, 02/12/15	45,000	49,640
Ford Motor Credit 7.000%, 10/01/13	45,000	48,147
International Lease Finance MTN 5.625%, 09/20/13	20,000	20,050
International Lease Finance 6.375%, 03/25/13	50,000	50,688
Nuveen Investments 5.500%, 09/15/15	30,000	27,150

		195,675

HEALTH CARE — 3.2%
Biomet 10.375%, 10/15/17	45,000	48,825
CHS 8.875%, 07/15/15	50,000	52,000
HCA 6.375%, 01/15/15	40,000	42,000
Prospect Medical Holdings 12.750%, 07/15/14	40,000	43,600
Tenet Healthcare 9.250%, 02/01/15	50,000	54,375
Universal Hospital Services 8.500%, 06/01/15	65,000	66,950

		307,750

MATERIALS & PROCESSING — 12.3%
Beazer Homes USA 12.000%, 10/15/17	50,000	54,250
Berry Plastics 8.250%, 11/15/15(A)	30,000	32,175
Boise Paper Holdings 9.000%, 11/01/17	45,000	49,050
Clean Harbors 7.625%, 08/15/16	46,000	48,760
FMG Resources 7.000%, 11/01/15(A)	50,000	51,625
Gibraltar Industries 8.000%, 12/01/15	75,000	76,687
Graham Packaging 9.875%, 10/15/14	40,000	40,800
Graphic Packaging International 7.875%, 10/01/18	60,000	65,400
Huntsman International 5.500%, 06/30/16	75,000	74,250
KB Home 5.875%, 01/15/15	50,000	49,250
Lennar 5.600%, 05/31/15	40,000	41,300
Longview Fibre Paper & Packaging 8.000%, 06/01/16(A)	65,000	68,006
Masco 5.875%, 07/15/12	100,000	101,278
MasTec 7.625%, 02/01/17	40,000	41,700
NOVA Chemicals 8.625%, 11/01/19	50,000	56,750
Packaging Dynamics 8.750%, 02/01/16(A)	50,000	52,313
PE Paper Escrow 12.000%, 08/01/14(A)	45,000	48,825
Pulte Group 5.200%, 02/15/15	50,000	50,250
Rockwood Specialties Group 7.500%, 11/15/14	70,000	71,050
Sealed Air 7.875%, 06/15/17	40,000	42,576
Solutia 8.750%, 11/01/17	40,000	45,300
Steel Dynamics 6.750%, 04/01/15	40,000	40,850

		1,202,445

PRODUCER DURABLES — 4.4%
Alliant Techsystems 6.750%, 04/01/16	55,000	56,513
American Axle & Manufacturing Holdings 9.250%, 01/15/17(A)	55,000	60,637
BE Aerospace 8.500%, 07/01/18	50,000	55,125
Case New Holland 7.750%, 09/01/13	40,000	43,300
Esterline Technologies 6.625%, 03/01/17	30,000	31,050
Lear 7.875%, 03/15/18	40,000	43,600
Sequa 13.500%, 12/01/15(A)	60,000	63,900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND (FORMERLY WHG SHORT DURATION HIGH YIELD FUND) JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES (continued)
Terex 10.875%, 06/01/16	$65,000	$73,450

		427,575

REAL ESTATE INVESTMENT TRUST — 2.4%
DuPont Fabros Technology 8.500%, 12/15/17	35,000	38,413
Felcor Lodging 10.000%, 10/01/14	40,000	44,250
Host Hotels & Resorts 9.000%, 05/15/17	45,000	49,950
Rouse 7.200%, 09/15/12	100,000	101,750

		234,363

TECHNOLOGY — 2.9%
Advanced Micro Devices 8.125%, 12/15/17	40,000	43,200
Crown Castle International 9.000%, 01/15/15	40,000	43,600
Intelsat Jackson Holdings 11.250%, 06/15/16	50,000	53,000
NXP Funding 9.500%, 10/15/15	55,000	57,956
Seagate Technology 10.000%, 05/01/14(A)	40,000	45,700
Sungard Data Systems 10.250%, 08/15/15	40,000	41,400

		284,856

UTILITIES — 5.5%
AES 9.750%, 04/15/16	26,000	30,550
Calpine Construction 8.000%, 06/01/16(A)	100,000	107,750
Cincinnati Bell 7.000%, 02/15/15	60,000	60,600
Frontier Communications 7.875%, 04/15/15	55,000	56,788
Level 3 9.250%, 11/01/14	40,000	41,000
Nextel Communications 5.950%, 03/15/14	100,000	99,000
North American Energy Alliance 10.875%, 06/01/16	35,000	38,325
NRG Energy 7.375%, 01/15/17	60,000	62,025
Virgin Media Finance 8.375%, 10/15/19	40,000	44,800

		540,838

Total Corporate Obligations (Cost $5,853,499)		5,859,375

Total Investments — 60.0% (Cost $5,853,499) †		$5,859,375

Percentages are based upon Net Assets of $9,762,261.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2012.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2012. The coupon on a step bond changes on a specified date.

MTN — Medium Term Note

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $5,853,499, and the unrealized appreciation and depreciation were $23,762 and $(17,886), respectively.

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the WHG Funds’ most recent semi-annual and annual financial statements which can be found at www.WestwoodFunds.com.

WHG-QH-012-0100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012